CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net loss	$ (4,881,030)	$ (8,538,360)	$ (14,028,165)	$ (5,377,489)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	781,050	368,362	591,069	213,823
Amortization	548,205	643,942	868,622	760,350
Amortization of debt discounts	510,437	2,029,978	2,797,185	0
Promissory note issued for research and development	1,000,000	0	0	0
Accretion of interest	0	0	0	29,681
Gain (loss) on conversions and settlements of debt and notes payable	775,650	(5,695)	(138,815)	0
Derivative expense	176,790	3,572,107
Gain on extinguishment of debt	(1,252,131)	0	0	0
Impairment of goodwill and intangible assets	0	0	949,877	0
Interest expense default penalty	0	0	0	0
Share-based compensation: common stock	236,978	304,689	406,250	864,079
Share-based compensation: stock options	0	140,670	140,668	256,187
Note payable - InnovaQor merger	350,000	0
Changes in operating assets and liabilities:
Accounts receivable	186,328	(144,251)	(330,883)	232,218
Prepaid expenses and other assets	(146,010)	92,715	57,340	19,805
Accounts payable and accrued expenses	1,220,222	578,398	766,867	1,482,590
Deferred revenue	0	0	69,291	602,349
Operating lease right of use assets and liabilities	149,290	0	45,535	0
Other liabilities	127,536	(75,544)	0	0
Net cash used in operating activities	(216,685)	(1,032,989)	(328,251)	(916,407)
Cash Flows From Investing Activities:
Cash paid for acquisition of assets of SpeedConnect	0	(798,386)	0	0
Acquisition of property and equipment	(429,886)	0	(103,515)	(1,336)
Payment for business acquisitions, net of cash acquired	0	0	(798,386)	41,950
Net cash provided by (used in) investing activities	(429,886)	(798,386)	(901,901)	40,614
Cash Flows From Financing Activities:
Proceeds from sale of non-controlling interests in QuikLABS	360,000	0
Proceeds from stock subscriptions			0	367,500
Proceeds from convertible notes and notes payable - related parties	2,400	512,419	293,707	574,694
Proceeds from convertible notes, loans and advances	1,311,800	2,689,675	2,613,047	20,000
Payments on loans, advances and agreements			(1,440,139)	(76,136)
Payment on loans, advances and factoring agreements	(818,978)	(1,148,976)
Payments on convertible notes and amounts payable - related parties	(130,866)	(15,807)	(50,720)	0
Proceeds from lease agreement	103,349	0
Payments on financing lease liabilities	0	(9,889)	(25,357)	(14,859)
Net cash provided by financing activities	724,356	2,027,422	1,390,538	871,199
Net change in cash	77,785	196,047	160,386	(4,594)
Cash and cash equivalents - beginning of period	192,172	31,786	31,786	36,380
Cash and cash equivalents - end of period	269,957	227,833	192,172	31,786
Supplemental Cash Flow Information:
Cash paid for: interest	120,605	9,857	0	11,292
Cash paid for: taxes	0	0	0	0
Non-Cash Investing and Financing Activities:
Debt discount on factoring agreement	216,720	2,011,600	0	0
Discount on derivative financial instruments	0	0	1,774,000	0
Common stock issued for prepaid expenses	0	0	0	479,250
Common stock issued for acquisition of Blue Collar	0	0	0	845,000
Note Payable issued for acquisition, net of discount	0	0	0	1,533,217
Stock subscription for conversion of debt	0	0	0	2,000
Liabilities assumed in SpeedConnect asset acquisition	0	1,894,964	7,057,041	0
Operating lease liabilities and right of use assets	0	5,003,178	611,876	0
Common stock issued in conversion of convertible notes	2,258,637	0	0	0
Convertible preferred Series A and B reclassified to mezzanine equity	4,790,884	0	0	0
Acquisition of Aire Fitness - liabilities assumed	641,869	0	0	0
InnovaQor merger - Non-controlling interest in intercompany liabilities assumed	219,058	0	0	0
Acquisition of property and equipment under finance lease	$ 103,349	$ 0	$ 0	$ 0